CTIVP® – Westfield Mid Cap Growth Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 1.1%
Entertainment 1.1%
Live Nation Entertainment, Inc.(a)	33,580	3,551,757
Total Communication Services		3,551,757
Consumer Discretionary 11.0%
Automobile Components 0.8%
Aptiv PLC(a)	31,690	2,524,109
Hotels, Restaurants & Leisure 6.8%
Chipotle Mexican Grill, Inc.(a)	2,149	6,246,649
DraftKings, Inc., Class A(a)	140,195	6,366,255
Expedia Group, Inc.(a)	20,460	2,818,365
Hilton Worldwide Holdings, Inc.	30,750	6,559,282
Total		21,990,551
Specialty Retail 2.6%
Ross Stores, Inc.	58,340	8,561,978
Textiles, Apparel & Luxury Goods 0.8%
lululemon athletica, Inc.(a)	6,577	2,569,305
Total Consumer Discretionary		35,645,943
Consumer Staples 2.4%
Beverages 2.4%
Constellation Brands, Inc., Class A	28,490	7,742,442
Total Consumer Staples		7,742,442
Energy 3.5%
Energy Equipment & Services 0.9%
Halliburton Co.	76,730	3,024,696
Oil, Gas & Consumable Fuels 2.6%
Devon Energy Corp.	84,070	4,218,633
Diamondback Energy, Inc.	21,760	4,312,179
Total		8,530,812
Total Energy		11,555,508
Financials 10.0%
Banks 1.0%
First Citizens BancShares Inc., Class A	2,009	3,284,715
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.8%
Ares Management Corp., Class A	48,040	6,388,359
MSCI, Inc.	10,665	5,977,200
Total		12,365,559
Financial Services 1.8%
Global Payments, Inc.	45,020	6,017,373
Insurance 3.4%
American International Group, Inc.	84,020	6,567,843
Arthur J Gallagher & Co.	17,440	4,360,698
Total		10,928,541
Total Financials		32,596,188
Health Care 19.3%
Biotechnology 3.5%
Ascendis Pharma A/S ADR(a)	50,700	7,664,319
Legend Biotech Corp., ADR(a)	64,270	3,604,904
Total		11,269,223
Health Care Equipment & Supplies 12.5%
Align Technology, Inc.(a)	15,880	5,207,369
Cooper Cos, Inc. (The)	60,956	6,184,596
DexCom, Inc.(a)	68,240	9,464,888
GE HealthCare Technologies, Inc.	52,770	4,797,321
IDEXX Laboratories, Inc.(a)	13,790	7,445,635
Insulet Corp.(a)	21,828	3,741,319
Masimo Corp.(a)	25,380	3,727,053
Total		40,568,181
Life Sciences Tools & Services 3.3%
Avantor, Inc.(a)	218,346	5,583,107
ICON PLC(a)	15,690	5,271,056
Total		10,854,163
Total Health Care		62,691,567
Industrials 22.6%
Aerospace & Defense 5.9%
Axon Enterprise, Inc.(a)	21,100	6,601,768
TransDigm Group, Inc.	10,193	12,553,699
Total		19,155,467

CTIVP® – Westfield Mid Cap Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.8%
Builders FirstSource, Inc.(a)	42,820	8,930,111
Commercial Services & Supplies 4.4%
Copart, Inc.(a)	175,420	10,160,326
Waste Connections, Inc.	24,790	4,264,128
Total		14,424,454
Electrical Equipment 6.5%
AMETEK, Inc.	32,710	5,982,659
Rockwell Automation, Inc.	24,525	7,144,868
Vertiv Holdings Co.	99,450	8,122,082
Total		21,249,609
Ground Transportation 1.7%
JB Hunt Transport Services, Inc.	27,440	5,467,420
Professional Services 1.3%
Dayforce, Inc.(a)	65,180	4,315,568
Total Industrials		73,542,629
Information Technology 22.3%
Electronic Equipment, Instruments & Components 4.1%
CDW Corp.	22,710	5,808,763
Jabil, Inc.	23,960	3,209,442
Zebra Technologies Corp., Class A(a)	13,920	4,196,045
Total		13,214,250
IT Services 2.0%
MongoDB, Inc.(a)	17,840	6,398,138
Semiconductors & Semiconductor Equipment 3.5%
Enphase Energy, Inc.(a)	24,830	3,003,934
MKS Instruments, Inc.	25,790	3,430,070
NXP Semiconductors NV	20,490	5,076,807
Total		11,510,811
Software 11.6%
Datadog, Inc., Class A(a)	40,350	4,987,260
Fair Isaac Corp.(a)	5,990	7,485,164
HubSpot, Inc.(a)	12,060	7,556,314
NiCE Ltd., ADR(a)	16,120	4,201,195
Common Stocks (continued)
Issuer	Shares	Value ($)
Palo Alto Networks, Inc.(a)	11,310	3,213,510
Procore Technologies, Inc.(a)	68,090	5,594,955
Zscaler, Inc.(a)	24,240	4,669,351
Total		37,707,749
Technology Hardware, Storage & Peripherals 1.1%
Western Digital Corp.(a)	51,510	3,515,042
Total Information Technology		72,345,990
Materials 3.6%
Chemicals 1.5%
Celanese Corp., Class A	27,680	4,757,085
Construction Materials 2.1%
Vulcan Materials Co.	25,170	6,869,396
Total Materials		11,626,481
Real Estate 3.2%
Real Estate Management & Development 2.1%
CoStar Group, Inc.(a)	68,390	6,606,474
Specialized REITs 1.1%
SBA Communications Corp.	16,920	3,666,564
Total Real Estate		10,273,038
Total Common Stocks (Cost $246,373,784)		321,571,543

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(c)	4,632,986	4,632,059
Total Money Market Funds (Cost $4,631,908)		4,632,059
Total Investments in Securities (Cost: $251,005,692)		326,203,602
Other Assets & Liabilities, Net		(1,183,569)
Net Assets		325,020,033
CTIVP® – Westfield Mid Cap Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	88,961	29,771,884	(25,228,928)	142	4,632,059	214	24,307	4,632,986
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

CTIVP® – Westfield Mid Cap Growth Fund  | First Quarter Report 2024

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1QT7040_12_C01_(05/24)